Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Schedule Of Revenues

The table below presents a summary for the years ended December 31, 2019, 2020 and 2021, of the Company’s revenues (these do not include revenues related to improvements to concession assets under IFRIC 12). Using the Airports Law classification, the information is sent to the SCT to comply with the Company’s reporting obligations with respect to regulated and unregulated revenues, which are classified as either aeronautical or non-aeronautical revenues.  For this presentation, access fees charged to third parties for complementary services are classified as airport services.

	2019		2020		2021
Regulated revenues
Airport operating services to airlines:
Landing	Ps.	862,759	Ps.	536,336	Ps.	930,401
Charges for not canceling extended stay reservations		9,065		6,469		9,542
Parking on embarking/disembarking platform		87,740		58,126		105,345
Parking on extended stay or overnight platform		86,693		82,517		120,056
Passenger walkways and shuttle buses		38,745		19,711		27,266
Airport security charges		263,436		193,144		303,145
Airport real estate services to airlines:
Leasing of hangars to airlines		28,230		22,793		29,455
Leasing of shops, warehouses and stockrooms to airlines (operating)		5,962		4,107		5,657
Leasing of space and other terminal facilities to airlines within the terminal (operating)		63,545		42,129		49,830
Leasing of land and other surfaces to airlines outside the terminal (operating)		12,254		5,246		17,174
Leasing of check-in desks and other terminal space		1,794		3,829		4,940
Leasing of desks and other terminal space for ticket sale		7,817		3,261		2,605

Airport passenger services:
Domestic passenger charges		4,151,565		2,929,963		4,790,143
International passenger charges		4,437,701		2,999,583		5,186,458
Airport real estate services and rights of access to other operators		44,768		47,724		65,410
Complementary services:
Catering services		26,110		12,947		12,772
Other third-party ramp services rendered to airlines		99,694		83,717		104,481
Traffic and/or dispatch		51,769		29,941		31,110
Fuel supply or removal		257,774		135,598		178,170
Third-party airplane maintenance and repair		10,299		8,601		9,994
Total aeronautical services (regulated revenues included in the maximum rate)		10,547,720		7,225,742		11,983,954

Regulated revenues not included in the maximum rate:
Car parking charges		368,750		234,553		388,106
Recovery of cost over aeronautical services		175,028		102,005		116,769
Recovery of cost over non-aeronautical services		60,947		71,581		69,763
Total regulated revenues not included in the maximum rate		604,725		408,139		574,638
Total regulated revenues		11,152,445		7,633,881		12,558,592

	2019		2020		2021
Unregulated revenues(1)
Commercial concessions:
Retail operations		265,249		171,720		232,498
Food and beverages		316,310		197,441		333,157
Duty free		501,252		255,468		435,799
VIP lounges		53,610		27,218		40,355
Financial services		49,302		37,304		46,011
Communications and networks		16,045		13,167		12,101
Car rentals		346,503		248,755		342,697
Commercial leasing		11,677		15,592		16,749
Advertising		211,856		99,242		61,384
Time sharing developers		221,928		102,428		188,658
Leasing of space to airlines and other complementary service providers (non-operating)		136,633		125,606		142,520
Lease outside the terminal		59,959		63,762		77,644
Convenience store		158,262		98,164		177,263
VIP Lounges operated directly		273,354		144,897		219,498
Royalties		7,203		3,889		8,075
Revenues from sharing of commercial activities:
Retail operations		115,630		82,060		168,797
Food and beverages		166,198		107,317		184,097
Duty free		26,085		57,006		101,267
Financial services		22,267		13,184		22,571
Car rentals		32,080		34,528		58,892
Access fee for ground transportation		92,833		56,697		91,504
Non-airport access fees		36,270		29,644		35,654
Other leases		23,285		9,062		11,924
Services rendered to ASA		132		701		1,603
Various commercial-related revenues		22,852		45,062		77,085
Total unregulated revenues		3,166,775		2,039,914		3,087,803
Total of Non-aeronautical services(2)		3,771,500		2,448,053		3,662,441
Total aeronautical and non-aeronautical services	Ps.	14,319,220	Ps.	9,673,795	Ps.	15,646,395

(1)

Unregulated revenues are earned based on the terms of the Company’s operating lease agreements. Lease agreements are based on either a monthly rent (which generally increases each year based on the National Consumer Price Index (INPC) in Mexico and based on the CPI or the greater of a monthly minimum guaranteed rent or a percentage of the lessee’s monthly revenues. Monthly rent and minimum guaranteed rent earned on the Company’s operating lease agreements are included under the caption “Commercial concessions” above. Revenues earned in excess of the minimum guaranteed rent are included in the “Revenues from sharing of commercial activities” caption above (Note 31).

(2)	Includes the total regulated revenues not included in the maximum rate and total unregulated revenues.

Summary of Timing of Satisfaction of Performance Obligations in Contracts with Customers	The following table presents information on the nature and timing of satisfaction of performance obligations in contracts with customers, including significant payment terms, and the corresponding revenue recognition policy.

Advanced payments from clients represent payments for future services that have not yet been provided and if they are not performed, the Company has the obligation to reimburse their customers for such.

Type of Contract	Nature and timing of service	Revenue recognition according IFRS 15

Aeronautical contracts with airlines

The Company provides the facilities to serve the passengers and the price is determined based on Maximum Rates approved by the SCT and the JCAA in Jamaica and is assigned based on the service category (TUA, operational airport services, and real estate services to airlines and car parking).

Revenue is recognized monthly as the service is provided, based on the movement of passengers and aircraft associated with the type of service.

Complementary services	The Company provides the facilities to the client in order to render service and ground support to the airlines, based on the specific rates according to the aircraft and tariff for cargo volume.	Revenue assigned according to the type of service provided monthly when the service is performed over time.

Commercial concessions

The Company provides spaces within its terminal buildings that consist of the rental of the space in the airport terminals (different from the spaces occupied by the airlines that are essential for its operation), income from car parking, access fees to third parties that provide catering services and other services at airports, other miscellaneous income and royalties for the use of trademarks of the Company.

Revenues are recognized through operating lease agreements, and either with monthly fixed rent or a percentage of the lessee´s monthly revenues, whichever is higher. Rental income from the Company´s leases is recognized using a straight-line basis over the term of the relevant lease.